MFS(R) Variable Insurance Trust II

                      MFS(R) Global Total Return Portfolio

                      Supplement to the Current Prospectus

Effective immediately, the sub-section entitled "Portfolio Manager(s)" under the main heading "Management of the Fund" is hereby restated as follows, with respect to the Global Total Return Portfolio only:

Portfolio Manager(s)

Information regarding the portfolio manager(s) of the fund is set forth below. Further information regarding the portfolio manager(s), including other accounts managed, compensation, ownership of fund shares and possible conflicts of interest, is available in the fund's SAI. Each portfolio manager is primarily responsible for the day-to-day management of the fund unless otherwise specified.

Portfolio Manager            Primary Role              Since          Title and Five Year History

Nevin P. Chitkara            Equity Portfolio Manager  2006           Investment Officer of MFS; employed
                                                                      in the investment management area of
                                                                      MFS since 1997.

Steven R. Gorham             Equity Portfolio Manager  2000           Investment Officer of MFS; employed
                                                                      in the investment management area of
                                                                      MFS since 1992.

Matthew W. Ryan              Debt Securities           2002           Investment Officer of MFS; employed
                             Portfolio Manager                        in the investment management area of
                                                                      MFS since 1997.

Benjamin Stone               Equity Portfolio Manager  April 2009     Investment Officer of MFS; employed
                                                                      in the investment management area of
                                                                      MFS since 2005; Research analyst at
                                                                      Schroders Investment Management from
                                                                      1997 to 2005.

Erik S. Weisman              Debt Securities           2005           Investment Officer of MFS; employed
                             Portfolio Manager                        in the investment management area of
                                                                      MFS since 2002.

Barnaby Wiener               Equity Portfolio Manager  2003           Investment Officer of MFS; employed
                                                                      in the investment management area of
                                                                      MFS since 1998.


                  The date of this Supplement is April 9, 2009.